Quarterly Report
June 30, 2022
MFS®  Mid Cap Value Fund
MDV-Q3

Portfolio of Investments
6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.4%
Aerospace & Defense – 3.7%
Howmet Aerospace, Inc.	3,416,915	$107,461,977
KBR, Inc.	3,717,048	179,867,952
L3Harris Technologies, Inc.	598,537	144,666,393
Leidos Holdings, Inc.	1,117,955	112,589,248
		$544,585,570
Airlines – 0.8%
Alaska Air Group, Inc. (a)	1,260,890	$50,498,644
Delta Air Lines, Inc. (a)	2,215,872	64,193,812
		$114,692,456
Apparel Manufacturers – 0.9%
PVH Corp.	701,298	$39,903,856
Skechers USA, Inc., “A” (a)	2,620,459	93,235,931
		$133,139,787
Automotive – 2.2%
Aptiv PLC (a)	723,466	$64,439,116
Lear Corp.	618,730	77,891,920
LKQ Corp.	3,608,455	177,139,056
		$319,470,092
Broadcasting – 0.4%
Warner Bros. Discovery, Inc. (a)	4,129,820	$55,422,184
Brokerage & Asset Managers – 3.0%
Apollo Global Management, Inc.	2,165,234	$104,970,544
Cboe Global Markets, Inc.	784,252	88,769,484
Invesco Ltd.	3,260,176	52,586,639
Raymond James Financial, Inc.	1,551,580	138,726,768
TPG, Inc.	2,052,896	49,084,743
		$434,138,178
Business Services – 1.7%
Amdocs Ltd.	1,725,455	$143,747,656
Global Payments, Inc.	896,936	99,236,999
		$242,984,655
Chemicals – 1.6%
Celanese Corp.	801,113	$94,218,900
Eastman Chemical Co.	1,485,844	133,384,216
		$227,603,116
Computer Software – 0.9%
Black Knight, Inc. (a)	1,016,274	$66,454,157
Dun & Bradstreet Holdings, Inc. (a)	3,944,404	59,284,392
		$125,738,549
Computer Software - Systems – 1.0%
Verint Systems, Inc. (a)	1,119,698	$47,419,210
Zebra Technologies Corp., “A” (a)	331,563	97,462,944
		$144,882,154

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 4.3%
Fortune Brands Home & Security, Inc.	1,100,234	$65,882,012
Masco Corp.	2,046,152	103,535,291
Mid-America Apartment Communities, Inc., REIT	850,352	148,530,984
Stanley Black & Decker, Inc.	971,913	101,914,797
Toll Brothers, Inc.	3,055,527	136,276,504
Vulcan Materials Co.	544,683	77,399,455
		$633,539,043
Consumer Products – 1.3%
Energizer Holdings, Inc.	1,250,341	$35,447,167
International Flavors & Fragrances, Inc.	461,905	55,022,124
Newell Brands, Inc.	5,382,367	102,480,268
		$192,949,559
Consumer Services – 0.3%
Grand Canyon Education, Inc. (a)	472,993	$44,551,211
Containers – 3.6%
Avery Dennison Corp.	462,439	$74,855,001
Berry Global, Inc. (a)	1,869,929	102,172,920
Crown Holdings, Inc.	1,022,212	94,217,280
Graphic Packaging Holding Co.	5,868,168	120,297,444
WestRock Co.	3,247,120	129,365,261
		$520,907,906
Electrical Equipment – 2.1%
Johnson Controls International PLC	2,765,754	$132,424,301
Sensata Technologies Holding PLC	2,150,280	88,828,067
TE Connectivity Ltd.	825,767	93,435,536
		$314,687,904
Electronics – 3.1%
Corning, Inc.	2,965,773	$93,451,507
Flex Ltd. (a)	4,587,695	66,383,947
Marvell Technology, Inc.	1,577,861	68,684,290
NXP Semiconductors N.V.	756,938	112,049,532
ON Semiconductor Corp. (a)	2,259,562	113,678,564
		$454,247,840
Energy - Independent – 5.0%
Coterra Energy, Inc.	3,193,706	$82,365,678
Devon Energy Corp.	2,566,275	141,427,415
Diamondback Energy, Inc.	919,953	111,452,306
Hess Corp.	1,311,677	138,959,061
Pioneer Natural Resources Co.	697,884	155,683,963
Valero Energy Corp.	902,129	95,878,270
		$725,766,693
Energy - Renewables – 0.8%
AES Corp.	5,866,729	$123,259,976
Engineering - Construction – 0.5%
Quanta Services, Inc.	629,601	$78,914,189
Food & Beverages – 2.7%
Coca-Cola Europacific Partners PLC	1,729,825	$89,276,268
Ingredion, Inc.	1,150,624	101,439,012
J.M. Smucker Co.	697,871	89,334,467

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Kellogg Co.	1,622,219	$115,729,103
		$395,778,850
Food & Drug Stores – 0.7%
Albertsons Cos., Inc., “A”	3,898,002	$104,154,614
Gaming & Lodging – 0.7%
Hyatt Hotels Corp. (a)	772,313	$57,081,654
International Game Technology PLC	2,687,927	49,887,925
		$106,969,579
General Merchandise – 1.2%
Dollar Tree, Inc. (a)	1,106,795	$172,494,001
Insurance – 8.8%
American International Group, Inc.	1,536,743	$78,573,670
Arthur J. Gallagher & Co.	1,033,309	168,470,699
Assurant, Inc.	845,002	146,058,596
Cincinnati Financial Corp.	498,662	59,330,805
Equitable Holdings, Inc.	5,124,380	133,592,587
Everest Re Group Ltd.	484,136	135,693,638
Hanover Insurance Group, Inc.	550,269	80,476,841
Hartford Financial Services Group, Inc.	2,833,103	185,369,929
Reinsurance Group of America, Inc.	747,119	87,629,587
Voya Financial, Inc.	1,433,430	85,332,088
Willis Towers Watson PLC	615,986	121,589,477
		$1,282,117,917
Leisure & Toys – 2.0%
Brunswick Corp.	1,127,984	$73,747,594
Electronic Arts, Inc.	654,787	79,654,839
Mattel, Inc. (a)	3,729,310	83,275,492
Polaris, Inc.	540,683	53,679,008
		$290,356,933
Machinery & Tools – 4.7%
Eaton Corp. PLC	1,151,022	$145,017,262
Ingersoll Rand, Inc.	2,266,531	95,375,625
ITT, Inc.	1,088,050	73,160,482
PACCAR, Inc.	1,671,010	137,590,963
Regal Rexnord Corp.	918,091	104,221,690
Wabtec Corp.	1,514,380	124,300,310
		$679,666,332
Major Banks – 1.8%
Comerica, Inc.	1,274,980	$93,558,032
KeyCorp	5,721,650	98,584,030
State Street Corp.	1,064,920	65,652,318
		$257,794,380
Medical & Health Technology & Services – 3.3%
AmerisourceBergen Corp.	946,912	$133,969,110
ICON PLC (a)	455,406	98,686,480
Laboratory Corp. of America Holdings	440,661	103,273,312
Syneos Health, Inc. (a)	779,563	55,879,076
Universal Health Services, Inc.	877,518	88,374,838
		$480,182,816

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 3.3%
Agilent Technologies, Inc.	640,934	$76,123,731
Dentsply Sirona, Inc.	2,453,858	87,676,347
Hologic, Inc. (a)	990,356	68,631,671
Maravai Lifesciences Holdings, Inc., “A” (a)	1,243,469	35,326,954
PerkinElmer, Inc.	790,578	112,436,003
Zimmer Biomet Holdings, Inc.	930,521	97,760,536
		$477,955,242
Natural Gas - Distribution – 0.4%
Atmos Energy Corp.	538,763	$60,395,332
Natural Gas - Pipeline – 1.1%
Plains GP Holdings LP	6,811,073	$70,290,273
Targa Resources Corp.	1,563,161	93,273,817
		$163,564,090
Network & Telecom – 0.9%
Motorola Solutions, Inc.	615,075	$128,919,720
Oil Services – 0.5%
Halliburton Co.	2,436,740	$76,416,166
Other Banks & Diversified Financials – 6.3%
Discover Financial Services	659,804	$62,404,262
East West Bancorp, Inc.	1,083,906	70,237,109
Element Fleet Management Corp.	6,323,916	65,931,443
Northern Trust Corp.	1,055,348	101,819,975
Prosperity Bancshares, Inc.	1,171,700	79,991,959
Signature Bank	375,088	67,219,521
SLM Corp.	8,372,179	133,452,533
SVB Financial Group (a)	178,848	70,643,172
Umpqua Holdings Corp.	5,867,381	98,395,979
Wintrust Financial Corp.	686,560	55,027,784
Zions Bancorp NA	2,287,037	116,410,183
		$921,533,920
Pharmaceuticals – 0.5%
Organon & Co.	2,410,478	$81,353,633
Pollution Control – 1.2%
GFL Environmental, Inc.	1,943,627	$50,145,577
Republic Services, Inc.	955,575	125,056,100
		$175,201,677
Real Estate – 5.6%
Boston Properties, Inc., REIT	446,367	$39,717,735
Brixmor Property Group, Inc., REIT	4,569,404	92,347,655
Host Hotels & Resorts, Inc., REIT	5,042,250	79,062,480
Life Storage, Inc., REIT	1,118,379	124,878,199
Spirit Realty Capital, Inc., REIT	1,688,056	63,774,756
STAG Industrial, Inc., REIT	1,291,756	39,889,425
Sun Communities, Inc., REIT	773,363	123,243,128
VICI Properties, Inc., REIT	4,912,005	146,328,629
W.P. Carey, Inc., REIT	1,290,866	106,961,157
		$816,203,164

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 1.8%
Aramark	3,010,588	$92,214,310
Performance Food Group Co. (a)	1,330,916	61,195,518
Wendy's Co.	5,497,600	103,794,688
		$257,204,516
Specialty Chemicals – 3.4%
Ashland Global Holdings, Inc.	1,096,900	$113,035,545
Axalta Coating Systems Ltd. (a)	4,123,479	91,170,121
Corteva, Inc.	2,751,502	148,966,318
DuPont de Nemours, Inc.	2,033,999	113,049,665
Univar Solutions, Inc. (a)	1,017,376	25,302,141
		$491,523,790
Specialty Stores – 1.0%
Builders FirstSource, Inc. (a)	768,673	$41,277,740
Ross Stores, Inc.	987,245	69,334,216
Urban Outfitters, Inc. (a)	2,108,848	39,351,104
		$149,963,060
Telecommunications - Wireless – 0.8%
Liberty Broadband Corp. (a)	959,123	$110,912,984
Telephone Services – 0.1%
Altice USA, Inc., “A” (a)	2,417,095	$22,358,129
Trucking – 0.9%
Knight-Swift Transportation Holdings, Inc.	1,557,760	$72,108,710
XPO Logistics, Inc. (a)	1,371,205	66,037,233
		$138,145,943
Utilities - Electric Power – 6.5%
CenterPoint Energy, Inc.	3,665,504	$108,425,608
CMS Energy Corp.	1,986,908	134,116,290
Edison International	1,282,743	81,120,667
Eversource Energy	1,280,352	108,151,334
PG&E Corp. (a)	13,874,394	138,466,452
Pinnacle West Capital Corp.	1,516,459	110,883,482
Public Service Enterprise Group, Inc.	2,269,760	143,630,413
Sempra Energy	805,568	121,052,704
		$945,846,950
Total Common Stocks		$14,218,494,800
Preferred Stocks – 0.4%
Consumer Products – 0.4%
Henkel AG & Co. KGaA	897,262	$55,269,994
Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 1.21% (v)	289,635,224	$289,606,260

Other Assets, Less Liabilities – 0.2%		27,781,146
Net Assets – 100.0%		$14,591,152,200
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $289,606,260 and $14,273,764,794, respectively.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$14,273,764,794	$—	$—	$14,273,764,794
Mutual Funds	289,606,260	—	—	289,606,260
Total	$14,563,371,054	$—	$—	$14,563,371,054
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$234,363,157	$1,819,185,892	$1,763,918,495	$(236)	$(24,058)	$289,606,260

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$536,150	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.